UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: July 31, 2013

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
DIVIDEND GROWTH FUND
JULY 31, 2013
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.6%‡
	Shares	Value

CONSUMER DISCRETIONARY — 16.7%
Comcast, Cl A	36,640	$1,651,731
Gannett	53,760	1,384,858
Genuine Parts	11,410	935,506
Home Depot	16,740	1,322,962
Mattel	19,160	805,295
Time Warner	14,920	928,919
Tupperware Brands	17,170	1,447,088
Williams-Sonoma	21,350	1,256,661
Wyndham Worldwide	18,400	1,146,320

		10,879,340

CONSUMER STAPLES — 29.2%
Altria Group	39,910	1,399,244
B&G Foods	40,150	1,398,826
Coca-Cola	34,970	1,401,598
Coca-Cola Femsa ADR	6,990	986,988
Hershey	15,060	1,428,742
Ingredion	13,030	875,616
JM Smucker	11,970	1,346,864
Kellogg	18,460	1,222,791
Kimberly-Clark	11,910	1,176,708
Kraft Foods Group	30,390	1,719,466
McCormick	12,820	918,040
Mead Johnson Nutrition, Cl A	11,890	866,068
Mondelez International, Cl A	38,530	1,204,833
PepsiCo	14,880	1,243,075
Reynolds American	18,000	889,740
Sysco	27,390	945,229

		19,023,828

ENERGY — 2.8%
Ensco, Cl A	16,550	948,977
Enterprise Products Partners LP (A)	13,680	848,570

		1,797,547

FINANCIALS — 7.9%
Arbor Realty Trust REIT	149,650	1,128,361
MetLife	22,030	1,066,693
PartnerRe	10,510	941,065
Raymond James Financial	21,690	955,878
State Street	14,900	1,038,083

		5,130,080

HEALTH CARE — 18.1%
Abbott Laboratories	26,840	983,149
AbbVie	31,400	1,428,072
Allergan	10,860	989,564
Bristol-Myers Squibb	35,570	1,538,047
CR Bard	8,720	999,312
GlaxoSmithKline ADR	18,020	918,299
Merck	33,600	1,618,512

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
DIVIDEND GROWTH FUND
JULY 31, 2013
(Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE — continued
Pfizer	62,640	$1,830,967
Sanofi ADR	28,240	1,453,795

		11,759,717

INDUSTRIALS — 2.6%
Macquarie Infrastructure	28,500	1,663,830

INFORMATION TECHNOLOGY — 8.6%
Analog Devices	19,810	977,821
Apple	4,460	2,018,150
Automatic Data Processing	18,175	1,310,236
Jack Henry & Associates	26,290	1,269,807

		5,576,014

MATERIALS — 7.2%
Air Products & Chemicals	10,830	1,176,571
Eastman Chemical	11,000	884,730
International Paper	28,370	1,370,555
Packaging Corp of America	23,740	1,276,974

		4,708,830

TELECOMMUNICATION SERVICES — 1.5%
Vodafone Group ADR	33,550	1,004,823

UTILITIES — 3.0%
American Water Works	22,420	956,886
Questar	43,150	1,029,559

		1,986,445

TOTAL COMMON STOCK (Cost $52,149,920)		63,530,454

SHORT-TERM INVESTMENT (B) — 2.4%
Fidelity Institutional Money Market Funds – Prime Money Market Portfolio, 0.010% (Cost $1,551,810)	1,551,810	1,551,810

TOTAL INVESTMENTS — 100.0% (Cost $53,701,730)†		$65,082,264

Percentages are based on Net Assets of $65,103,225.
‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A) — Security considered to be a Master Limited Partnership. The total value of such security as of July 31, 2013 was $848,570 or 1.3% of Net Assets.

(B) — The rate reported is the 7-day effective yield as of July 31, 2013.

ADR — American Depositary Receipt

Cl — Class

LP — Limited Partnership

REIT — Real Estate Investment Trust

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
DIVIDEND GROWTH FUND
JULY 31, 2013 (Unaudited)

†	At July 31, 2013, the tax basis cost of the Fund’s investments was $53,701,730, and the unrealized appreciation and depreciation were $11,804,200 and $(423,666), respectively.

As of July 31, 2013, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities and there were no Level 3 securities held by the Fund.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s Prospectus or Statement of Additional Information.

Master Limited Partnerships — Entities commonly referred to as ‘‘MLPs’’ are generally organized under state law as limited partnerships or limited liability companies. The Fund intends to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the ‘‘Code’’), and whose interests or ‘‘units’’ are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

WCM-QH-002-0100

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND
JULY 31, 2013 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.9%
	Shares	Value

CONSUMER DISCRETIONARY — 18.2%
Amazon.com*	9,745	$2,935,389
BorgWarner	21,680	2,068,922
Comcast, Cl A	78,835	3,553,882
Home Depot	43,550	3,441,757
Las Vegas Sands	29,900	1,661,543
Lennar, Cl A	57,430	1,945,154
NIKE, Cl B	43,340	2,726,953
priceline.com*	4,013	3,514,064
Starbucks	46,060	3,281,314
Viacom, Cl B	40,150	2,921,715
Walt Disney	53,280	3,444,552

		31,495,245

CONSUMER STAPLES — 10.0%
Coca-Cola	68,470	2,744,278
Costco Wholesale	34,320	4,025,393
Hershey	36,830	3,494,062
Kraft Foods Group	30,543	1,728,123
Mondelez International, Cl A	104,450	3,266,151
Whole Foods Market	37,340	2,075,357

		17,333,364

ENERGY — 6.9%
Halliburton	62,530	2,825,730
National Oilwell Varco	31,010	2,175,972
Occidental Petroleum	21,230	1,890,532
Suncor Energy	65,530	2,072,714
Valero Energy	83,020	2,969,625

		11,934,573

FINANCIALS — 6.1%
American International Group*	71,430	3,250,779
American Tower, Cl A REIT	22,450	1,589,236
JPMorgan Chase	49,580	2,763,094
State Street	42,120	2,934,500

		10,537,609

HEALTH CARE — 18.9%
Actavis*	25,830	3,468,194
Bristol-Myers Squibb	84,600	3,658,104
Cardinal Health	66,280	3,319,965
Celgene*	49,360	7,249,010
Cooper	27,240	3,469,014
Merck	79,250	3,817,472
Pfizer	107,150	3,131,995
Thermo Fisher Scientific	49,010	4,465,301

		32,579,055

INDUSTRIALS — 10.2%
CSX	97,620	2,421,952
Danaher	46,380	3,123,229

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND
JULY 31, 2013 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — continued
Nielsen Holdings	70,000	$2,339,400
PACCAR	32,770	1,843,968
Precision Castparts	16,050	3,558,606
United Technologies	41,725	4,404,909

		17,692,064

INFORMATION TECHNOLOGY — 20.3%
Apple	19,244	8,707,910
Citrix Systems*	43,320	3,119,906
Cognizant Technology Solutions, Cl A*	7,155	517,950
eBay*	29,690	1,534,676
EMC	68,230	1,784,214
Google, Cl A*	8,033	7,130,091
International Business Machines	11,155	2,175,671
QUALCOMM	41,690	2,691,090
Salesforce.com*	74,170	3,244,938
Visa, Cl A	23,475	4,155,310

		35,061,756

MATERIALS — 6.3%
Ecolab	21,340	1,966,268
FMC	34,090	2,255,394
International Paper	43,030	2,078,779
Monsanto	28,800	2,844,864
PPG Industries	11,020	1,768,049

		10,913,354

TELECOMMUNICATION SERVICES — 1.0%
Vodafone Group ADR	57,270	1,715,237

TOTAL COMMON STOCK (Cost $133,265,071)		169,262,257

SHORT-TERM INVESTMENT (A) — 2.1%
Fidelity Institutional Money Market Funds – Prime Money Market Portfolio, 0.010% (Cost $3,615,131)	3,615,131	3,615,131

TOTAL INVESTMENTS — 100.0% (Cost $136,880,202)†		$172,877,388

Percentages are based on Net Assets of $172,801,203.
*	Non-income producing security.

(A) — The rate reported is the 7-day effective yield as of July 31, 2013.

ADR — American Depositary Receipt

Cl —  Class

REIT —  Real Estate Investment Trust

†	At July 31, 2013, the tax basis cost of the Fund’s investments was $136,880,202, and the unrealized appreciation and depreciation were $37,779,976 and $(1,782,790), respectively.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND
JULY 31, 2013 (Unaudited)

As of July 31, 2013, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities and there were no Level 3 securities held by the Fund.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

WCM-QH-001-0500

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: September 27, 2013